Other operating (expense)/income	6 Months Ended
Jun. 30, 2025
Other operating (expense)/income
Other operating (expense)/income

6Other operating (expense)/income

The analysis of the Group’s other operating (expense)/income for the period is as follows:

	3 months ended June 30,		6 months ended June 30,
	2025	2024	2025	2024
	£ 000	£ 000	£ 000	£ 000
Government grants	1,197	1,896	2,652	4,113
R&D Expenditure Credit (“RDEC”)	—	366	(7,553)	740
Other	—	—	6	—
Rolls-Royce settlement	—	27,910	—	27,910
	1,197	30,172	(4,895)	32,763

Government grants relate to amounts receivable from grant awarding bodies relating to the research and development of eVTOL technologies. These grants are made to fund research and development expenditure and are recognized in profit or loss in the period to which the expense they are intended to fund relates.